Interest expense and finance costs	12 Months Ended
Dec. 31, 2013
Interest expense and finance costs [Abstract]
Interest expense and finance costs
13.     Interest expense and finance costs

	For the year ended
	Dec 31,2013	Dec 31,2012	Dec 31,2011
Interest incurred	5,063,418	3,248,789	3,333,941
Capitalized interest	(2,372,199)	(537,322)	(543,860)
Amortization of deferred financing charges	772,787	254,547	290,391

	3,464,006	2,966,014	3,080,472

Following drawdown of the loan entered into on September 28, 2012, the outstanding balance of $32.4 million in respect of an earlier loan facility dated October 15, 2010 was repaid in full. As this resulted in a modification of the debt facility dated October 15, 2010, the deferred finance charges associated with the original facility, along with newly incurred fees with Ardmore’s creditor, were deferred and amortized to interest expense and finance costs using the effective interest method over the life of the new loan facility. Third party costs associated with the modification were expensed as incurred. Further to this there was an amendment to a loan facility on September 30, 2013 whereby the loan maturity was extended from 2016 to 2018. As this resulted in a modification of the debt facility dated March 16, 2011 the deferred finance charges associated with the original facility, along with newly incurred fees with Ardmore’s creditor, are deferred and amortized to interest and finance costs using the effective interest method over the new life of the loan facility. Third party costs associated with the modification were expensed as incurred.